Settlement of Class Action Lawsuit (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Settlement of Class Action Lawsuit [Abstract]
Company agreed with the lead plaintiff	$ 2,100,000
Accrued litigation settlement costs	$ 2,100,000